CONSOLIDATED BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 21,908,907
Prepaid expenses	481,003
Total Current Assets	25,777,023
TOTAL ASSETS	180,917,498
Current Liabilities
Accrued expenses	5,183,880
Total Current Liabilities	154,780,798
Total Liabilities	156,151,260
Common stock subject to possible redemption 9,235,987 shares at redemption value	45,207,530
Stockholders' Equity
Common stock, $0.0001 par value, 30,000,000 shares authorized, 3,414,013 shares issued and outstanding (excluding 9,235,987 shares subject to possible redemption)	975
Additional paid in capital	685,866
Accumulated deficit	(21,128,133)
Total Stockholders' Equity	(20,441,292)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	180,917,498
Novus Capital Corp [Member]
Current Assets
Cash	311,954
Prepaid expenses	77,701
Total Current Assets	389,655
Cash and marketable securities held in Trust Account	100,048,410
TOTAL ASSETS	100,438,065
Current Liabilities
Accounts payable and Accrued expenses	3,078,188
Total Liabilities	3,078,188
Commitments
Common stock subject to possible redemption 9,235,987 shares at redemption value	92,359,870
Stockholders' Equity
Common stock, $0.0001 par value, 30,000,000 shares authorized, 3,414,013 shares issued and outstanding (excluding 9,235,987 shares subject to possible redemption)	341
Additional paid in capital	8,458,078
Accumulated deficit	(3,458,412)
Total Stockholders' Equity	5,000,007
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 100,438,065